Vanguard® LifeStrategy Conservative Growth Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Investment Companies (98.8%)
U.S. Stock Fund (23.9%)
	Vanguard Total Stock Market Index Fund Investor Shares	26,008,648	2,610,488
International Stock Fund (15.6%)
	Vanguard Total International Stock Index Fund Investor Shares	99,819,871	1,708,916
U.S. Bond Fund (41.1%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	449,259,135	4,492,591
International Bond Fund (18.2%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	216,227,207	1,993,615
Total Investment Companies (Cost $8,631,140)			10,805,610
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[1]	Vanguard Market Liquidity Fund, 1.903% (Cost $134,198)	1,342,246	134,171
Total Investments (100.0%) (Cost $8,765,338)			10,939,781
Other Assets and Liabilities—Net (0.0%)			4,274
Net Assets (100%)			10,944,055
Cost is in $000.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2022	503	60,934	578
E-mini S&P 500 Index	September 2022	387	79,983	5,230
				5,808

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At July 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

D.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	144,995	NA1	NA1	(20)	(27)	500	2	134,171
Vanguard Total Bond Market II Index Fund	5,229,723	188,376	400,472	(47,787)	(477,249)	71,846	10,521	4,492,591
Vanguard Total International Bond Index Fund	2,023,674	66,415	1,844,898	(111,525)	(133,666)	53,286	13,129	—
Vanguard Total International Bond II Index Fund	177,826	1,792,469	3,015	(361)	26,696	2,769	—	1,993,615
Vanguard Total International Stock Index Fund	2,015,008	83,413	22,299	(2,368)	(364,838)	50,088	—	1,708,916
Vanguard Total Stock Market Index Fund	3,148,629	108,528	265,736	142,014	(522,947)	27,108	—	2,610,488
Total	12,739,855	2,239,201	2,536,420	(20,047)	(1,472,031)	205,597	23,652	10,939,781
1	Not applicable—purchases and sales are for temporary cash investment purposes.